UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30th

Date of reporting period: DECEMBER 31, 2016

(1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG SouthernSun Small Cap Fund

Schedule of Portfolio Investments (unaudited)

December 31, 2016

	Shares	Value
Common Stocks - 96.5%
Consumer Discretionary - 15.6%
Murphy USA, Inc.*	68,567	$4,214,814
Polaris Industries, Inc.[1]	185,640	15,294,880
Tenneco, Inc.*	238,824	14,919,335
Thor Industries, Inc.	161,367	16,144,768
Total Consumer Discretionary		50,573,797
Consumer Staples - 10.8%
Darling Ingredients, Inc.*	1,376,162	17,766,251
Sanderson Farms, Inc.[1]	180,700	17,029,168
Total Consumer Staples		34,795,419
Energy - 4.9%
Newfield Exploration Co.*	392,394	15,891,957
Health Care - 15.5%
Centene Corp.*	266,495	15,059,632
Envision Healthcare Corp.*	266,314	16,855,013
Hill-Rom Holdings, Inc.	324,215	18,201,430
Total Health Care		50,116,075
Industrials - 40.9%
AGCO Corp.	241,999	14,002,062
The Brink’s Co.	400,594	16,524,503
Chicago Bridge & Iron Co., N.V.[1]	483,859	15,362,523
Clean Harbors, Inc.*	308,627	17,175,093
Federal Signal Corp.	820,820	12,813,000
IDEX Corp.	130,325	11,737,070
Nordson Corp.	116,112	13,010,350
The Timken Co.	388,623	15,428,333
Trinity Industries, Inc.	584,633	16,229,412
Total Industrials		132,282,346
Information Technology - 8.8%
Broadridge Financial Solutions, Inc.	200,371	13,284,597
Diebold Nixdorf, Inc.[1]	602,396	15,150,259
Total Information Technology		28,434,856
Total Common Stocks (cost $267,027,159)		312,094,450

	Principal Amount	Value
Short-Term Investments - 9.5%
Repurchase Agreements - 5.7%[2]
Cantor Fitzgerald Securities, Inc., dated 12/30/16, due 01/03/17, 0.500% total to be received $4,377,533 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 01/25/17 - 10/20/66, totaling $4,464,836)	$4,377,290	$4,377,290
Citibank N.A., dated 12/30/16, due 01/03/17, 0.530% total to be received $4,377,548 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 05/15/17 - 09/01/48, totaling $4,464,837)	4,377,290	4,377,290
Daiwa Capital Markets America, dated 12/30/16, due 01/03/17, 0.520% total to be received $4,377,543 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 03/02/17 - 02/01/49, totaling $4,464,836)	4,377,290	4,377,290
Merrill Lynch Pierce Fenner & Smith, Inc., dated 12/30/16, due 01/03/17, 0.500% total to be received $921,309 (collateralized by various U.S. Government Agency Obligations, 0.685% - 2.000%, 10/31/18 - 11/30/22, totaling $939,683)	921,258	921,258
Nomura Securities International, Inc., dated 12/30/16, due 01/03/17, 0.500% total to be received $4,377,533 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 01/15/17 - 08/20/66, totaling $4,464,836)	4,377,290	4,377,290
Total Repurchase Agreements		18,430,418

	Shares
Other Investment Companies - 3.8%[3]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.45%	12,178,834	12,178,834
Total Short-Term Investments (cost $30,609,252)		30,609,252
Total Investments - 106.0% (cost $297,636,411)		342,703,702
Other Assets, less Liabilities - (6.0)%		(19,523,306)
Net Assets - 100.0%		$323,180,396

AMG SouthernSun U.S. Equity Fund

Schedule of Portfolio Investments (unaudited)

December 31, 2016

	Shares	Value
Common Stocks - 92.1%
Consumer Discretionary - 17.8%
Hanesbrands, Inc.	1,802,275	$38,875,072
Murphy USA, Inc.*	428,338	26,329,937
Polaris Industries, Inc.[1]	429,883	35,418,060
Thor Industries, Inc.	393,686	39,388,284
Total Consumer Discretionary		140,011,353
Consumer Staples - 5.5%
Darling Ingredients, Inc.*	3,328,589	42,972,084
Energy - 4.8%
Newfield Exploration Co.*	944,121	38,236,901
Health Care - 9.8%
Centene Corp.*	684,640	38,689,006
Envision Healthcare Corp.*,1	607,906	38,474,371
Total Health Care		77,163,377
Industrials - 32.9%
AGCO Corp.	585,166	33,857,705
Chicago Bridge & Iron Co., N.V.	1,142,165	36,263,739
Clean Harbors, Inc.*	840,059	46,749,283
Flowserve Corp.[1]	702,924	33,775,498
IDEX Corp.	372,612	33,557,437
The Timken Co.	935,752	37,149,354
Trinity Industries, Inc.	1,369,876	38,027,758
Total Industrials		259,380,774
Information Technology - 13.4%
Broadridge Financial Solutions, Inc.	487,550	32,324,565
Knowles Corp.*,1	1,841,320	30,768,457
The Western Union Co.[1]	1,966,065	42,702,932
Total Information Technology		105,795,954
Materials - 3.1%
WestRock Co.	481,482	24,444,843
Utilities - 4.8%
OGE Energy Corp.	1,140,358	38,144,975
Total Common Stocks (cost $714,602,882)		726,150,261

	Principal Amount	Value
Short-Term Investments - 18.1%
Repurchase Agreements - 11.0%[2]
Citigroup Global Markets, Inc., dated 12/30/16,due 01/03/17, 0.530% total to be received $20,571,086 (collateralized by various U.S. Government Agency Obligations, 2.000% - 8.500%, 12/01/17 - 01/01/47, totaling $20,981,273)	$20,569,875	$20,569,875
Daiwa Capital Markets America, dated 12/30/16, due 01/03/17, 0.520% total to be received $20,571,063 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 03/02/17 - 02/01/49, totaling $20,981,273)	20,569,875	20,569,875
Merrill Lynch Pierce Fenner & Smith, Inc., dated 12/30/16, due 01/03/17, 0.500% total to be received $4,329,347 (collateralized by various U.S. Government Agency Obligations, 0.685% - 2.000%, 10/31/18 - 11/30/22, totaling $4,415,689)	4,329,106	4,329,106
Nomura Securities International, Inc., dated 12/30/16, due 01/03/17, 0.500% total to be received $20,571,018 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 01/15/17 - 08/20/66, totaling $20,981,273)	20,569,875	20,569,875
State of Wisconsin Investment Board, dated 12/30/16, due 01/03/17, 0.650% total to be received $20,571,361 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 04/15/18 - 02/15/46, totaling $21,092,535)	20,569,875	20,569,875
Total Repurchase Agreements		86,608,606

	Shares
Other Investment Companies - 7.1%[3]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.45%	55,706,210	55,706,210
Total Short-Term Investments (cost $142,314,815)		142,314,816
Total Investments - 110.2% (cost $856,917,697)		868,465,077
Other Assets, less Liabilities - (10.2)%		(80,362,337)
Net Assets - 100.0%		$788,102,740

AMG SouthernSun Global Opportunities Fund

Schedule of Portfolio Investments (unaudited)

December 31, 2016

	Shares	Value
Common Stocks - 76.8%
Consumer Discretionary - 13.1%
De’Longhi S.P.A. (Italy)	4,842	$114,935
Polaris Industries, Inc. (United States)[1]	1,192	98,209
Tenneco, Inc. (United States)*	1,776	110,947
Total Consumer Discretionary		324,091
Consumer Staples - 10.1%
Bakkafrost P/F (Faroe Islands)	2,947	116,894
Darling Ingredients, Inc. (United States)*	10,389	134,122
Total Consumer Staples		251,016
Energy - 4.9%
Newfield Exploration Co. (United States)*	2,982	120,771
Financials - 9.6%
American Express Co. (United States)	1,008	74,673
Bangkok Bank PCL (Thailand)	18,418	82,791
Discover Financial Services (United States)	1,096	79,011
Total Financials		236,475
Health Care - 4.9%
Centene Corp. (United States)*	2,144	121,157
Industrials - 28.7%
AGCO Corp. (United States)	1,836	106,231
The Brink’s Co. (United States)	900	37,125
Bunzl PLC (United Kingdom)	3,194	82,921
Chicago Bridge & Iron Co., N.V. (Netherlands)	3,862	122,618
Clean Harbors, Inc. (United States)*	2,346	130,555
Localiza Rent a Car, S.A. (Brazil)	7,326	77,026

	Shares	Value
SKF AB, B Shares (Sweden)	5,484	$100,556
Spectris PLC (United Kingdom)	1,820	51,861
Total Industrials		708,893
Information Technology - 5.5%
The Western Union Co. (United States)[1]	6,298	136,792
Total Common Stocks (cost $1,842,779)		1,899,195

	Principal Amount
Short-Term Investments - 34.2%
Repurchase Agreements - 6.7%[2]
JP Morgan Securities LLC, dated 12/30/16, due 01/03/17, 0.500% total to be received $166,524 (collateralized by various U.S. Government Agency Obligations, 0.000% - 1.375%, 04/13/17 - 08/31/21, totaling $169,846)	$166,515	166,515

	Shares
Other Investment Companies - 27.5%[3]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.45%	679,646	679,646
Total Short-Term Investments (cost $846,161)		846,161
Total Investments - 111.0% (cost $2,688,940)		2,745,356
Other Assets, less Liabilities - (11.0)%		(271,017)
Net Assets - 100.0%		$2,474,339

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At December 31, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG SouthernSun Small Cap Fund	$297,833,262	$61,949,275	$(17,078,835)	$44,870,440
AMG SouthernSun U.S. Equity Fund	858,281,816	70,241,306	(60,058,045)	10,183,261
AMG SouthernSun Global Opportunities Fund	2,688,940	109,512	(53,096)	56,416

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of December 31, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG SouthernSun Small Cap Fund	$18,130,149	5.6%
AMG SouthernSun U.S. Equity Fund	84,358,572	10.7%
AMG SouthernSun Global Opportunities Fund	162,730	6.6%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the December 31, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

Notes to Schedules of Portfolio Investments (continued)

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of December 31, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG SouthernSun Small Cap Fund
Investments in Securities
Common Stocks†	$312,094,450	—	—	$312,094,450
Short-Term Investments
Repurchase Agreements	—	$18,430,418	—	18,430,418
Other Investment Companies	12,178,834	—	—	12,178,834

Total Investments in Securities	$324,273,284	$18,430,418	—	$342,703,702

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG SouthernSun U.S. Equity Fund
Investments in Securities
Common Stocks†	$726,150,261	—	—	$726,150,261
Short-Term Investments
Repurchase Agreements	—	$86,608,606	—	86,608,606
Other Investment Companies	55,706,210	—	—	55,706,210

Total Investments in Securities	$781,856,471	$86,608,606	—	$868,465,077

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG SouthernSun Global Opportunities Fund
Investments in Securities
Common Stocks
Industrials	$473,555	$235,338	—	$708,893
Consumer Discretionary	209,156	114,935	—	324,091
Consumer Staples	134,122	116,894	—	251,016
Financials	153,684	82,791	—	236,475
Information Technology	136,792	—	—	136,792
Health Care	121,157	—	—	121,157
Energy	120,771	—	—	120,771
Short-Term Investments
Repurchase Agreements	—	166,515	—	166,515
Other Investment Companies	679,646	—	—	679,646

Total Investments in Securities	$2,028,883	$716,473	—	$2,745,356

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Fund’s Schedule of Portfolio Investments.

As of December 31, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti,
Principal Executive Officer

Date: February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti,
Principal Executive Officer

Date: February 21, 2017

By:	/s/ Donald S. Rumery
Donald S. Rumery,
Principal Financial Officer

Date: February 21, 2017